Commitments and contingencies (Details) - Subsequent events - USD ($) $ in Millions	1 Months Ended
	Feb. 27, 2025	Jan. 31, 2025
Hello Farms case
Commitments and contingencies
Damages sought	$ 36.8	$ 31.8
Hello Farms case, prejudgment interest
Commitments and contingencies
Damages sought	$ 5.0